CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) [Abstract]
Charter Revenues	$ 29,175	$ 42,473
Charter Costs	(1,011)	(853)
Vessel Operating Costs	(18,866)	(16,985)
General and Administrative Costs	(3,197)	(4,564)
Depreciation Costs	(10,630)	(8,124)
Net Operating (Loss) Income	(4,530)	11,946
Interest Income	34	91
Interest Costs	(1,306)	(794)
Other Financial Costs	(605)	(1,379)
Total Other Costs	(1,877)	(2,082)
Income Tax	0	(1,212)
Net (Loss) Income and Comprehensive (Loss) Income	$ (6,407)	$ 8,652
Basic (Loss) Earnings per Share (in dollars per share)	$ (0.27)	$ 0.45
Diluted (Loss) Earnings per share (in dollars per share)	$ (0.27)	$ 0.45
Basic Weighted Average Number of Common Shares Outstanding (in shares)	23,343,195	19,264,166
Diluted Weighted Average Number of Common Shares Outstanding (in shares)	23,343,195	19,343,041